Summary of Significant Accounting Policies (Details) - EBP 001 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Forfeited nonvested accounts	$ 661	$ 288
Forfeitures used to fund matching contributions	$ 779